CONSOLIDATED BALANCE SHEETS (Parenthetical) - FREYR AS - kr / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
Ordinary shares, par value	kr 0.01	kr 0.01	kr 0.01	kr 0.01
Ordinary Stock, Shares Authorized	209,196,827	209,196,827		118,700,000
Ordinary stock, shares issued	209,196,827	209,196,827		118,700,000
Ordinary stock, shares outstanding	209,196,827	209,196,827		118,700,000